Other Long-Term Assets (Details) - Schedule of other long term assets ₪ in Thousands, $ in Thousands	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Schedule of other long term assets [Abstract]
Restricted cash	₪ 444	$ 143	₪ 473
Other long-term assets, total	₪ 444	$ 143	₪ 473